CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement of changes in equity [abstract]
Tax on changes in fair value of equity instruments	₨ (411)
Tax on changes in fair value of available for sale financial instruments	(411)	1,370	(499)
Tax effect on foreign currency translation differences	14	(17)	148
Tax effect on effective portion of change in fair value of cash flow hedges	(69)	41	(60)
Tax effect on actuarial gains/losses on defined benefit obligations	₨ (3)	₨ (12)	₨ 14